Vanguard® S&P Mid-Cap 400 Value Index Fund
Schedule of Investments (unaudited)
As of November 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Communication Services (1.8%)
*	Frontier Communications Parent Inc.	117,305	3,023
*	Iridium Communications Inc.	46,870	2,489
	Nexstar Media Group Inc. Class A	12,500	2,370
	New York Times Co. Class A	54,569	2,000
	TEGNA Inc.	98,028	1,935
	Cable One Inc.	1,609	1,165
	World Wrestling Entertainment Inc. Class A	12,899	1,030
*	TripAdvisor Inc.	47,663	972
	John Wiley & Sons Inc. Class A	16,982	805
			15,789
Consumer Discretionary (12.7%)
	Lear Corp.	46,635	6,727
	Lithia Motors Inc. Class A	21,620	5,174
	Murphy USA Inc.	16,875	4,992
	Macy's Inc.	211,852	4,978
*	Penn Entertainment Inc.	124,531	4,382
	Toll Brothers Inc.	83,979	4,023
	Leggett & Platt Inc.	104,167	3,709
	Thor Industries Inc.	42,831	3,689
	PVH Corp.	52,605	3,534
*	Visteon Corp.	22,089	3,243
	Kohl's Corp.	100,900	3,237
	H&R Block Inc.	67,689	2,959
*	Adient plc	74,470	2,900
	Polaris Inc.	25,063	2,859
*	Grand Canyon Education Inc.	25,105	2,839
*	Ollie's Bargain Outlet Holdings Inc.	45,652	2,780
*	Taylor Morrison Home Corp. Class A	89,267	2,713
	Travel + Leisure Co.	65,835	2,559
	Marriott Vacations Worldwide Corp.	16,969	2,528
	Foot Locker Inc.	63,104	2,512
	Gentex Corp.	86,808	2,509
*	Goodyear Tire & Rubber Co.	222,118	2,492
	Gap Inc.	167,641	2,437
*	Capri Holdings Ltd.	42,293	2,425
*	Skechers USA Inc. Class A	56,169	2,369
*	Topgolf Callaway Brands Corp.	108,839	2,280
	Carter's Inc.	30,643	2,238
	Texas Roadhouse Inc. Class A	21,002	2,086
	KB Home	66,356	2,083
	Cracker Barrel Old Country Store Inc.	17,901	2,055

		Shares	Market Value ($000)
*	AutoNation Inc.	16,081	1,993
	Graham Holdings Co. Class B	3,044	1,959
[1]	Nordstrom Inc.	88,267	1,851
	Hanesbrands Inc.	273,994	1,841
	Wyndham Hotels & Resorts Inc.	24,821	1,820
	Dana Inc.	100,227	1,765
	Harley-Davidson Inc.	34,472	1,625
*	Victoria's Secret & Co.	33,228	1,528
	Wendy's Co.	66,747	1,506
	Columbia Sportswear Co.	13,028	1,167
	Choice Hotels International Inc.	7,321	902
*	Under Armour Inc. Class A	84,683	847
*	Under Armour Inc. Class C	88,790	774
			114,889
Consumer Staples (5.7%)
*	BJ's Wholesale Club Holdings Inc.	106,175	7,989
*	Performance Food Group Co.	121,740	7,424
	Casey's General Stores Inc.	29,258	7,110
	Ingredion Inc.	51,459	5,042
	Flowers Foods Inc.	151,550	4,554
*	Post Holdings Inc.	42,711	3,998
*	Sprouts Farmers Market Inc.	84,405	2,898
*	BellRing Brands Inc.	106,389	2,650
*	Coty Inc. Class A	283,449	2,231
*	Grocery Outlet Holding Corp.	69,289	2,097
	Energizer Holdings Inc.	51,971	1,772
	Lancaster Colony Corp.	8,088	1,675
*	Boston Beer Co. Inc. Class A	2,977	1,144
*	Pilgrim's Pride Corp.	35,831	937
			51,521
Energy (3.8%)
	HF Sinclair Corp.	114,112	7,114
	NOV Inc.	308,523	6,930
	PBF Energy Inc. Class A	89,363	3,554
*	Antero Resources Corp.	95,118	3,477
	Equitrans Midstream Corp.	339,969	2,852
	DT Midstream Inc.	44,074	2,659
	ChampionX Corp.	84,478	2,605
*	Southwestern Energy Co.	315,074	2,180
	Range Resources Corp.	60,313	1,741
*	CNX Resources Corp.	78,712	1,367
			34,479
Financials (18.0%)
	First Horizon Corp.	421,463	10,473
	Reinsurance Group of America Inc.	52,629	7,600
	Annaly Capital Management Inc.	338,588	7,337
	RenaissanceRe Holdings Ltd.	34,327	6,485
	Unum Group	147,668	6,229
	Old Republic International Corp.	225,661	5,529
	Prosperity Bancshares Inc.	71,643	5,414
	Voya Financial Inc.	76,910	5,074
[1]	New York Community Bancorp Inc.	534,327	4,996
	Selective Insurance Group Inc.	47,385	4,555
	United Bankshares Inc.	105,714	4,534
	Webster Financial Corp.	81,479	4,427
	Old National Bancorp	230,052	4,396
	Valley National Bancorp	330,071	4,179

		Shares	Market Value ($000)
	American Financial Group Inc.	29,069	4,134
	Cadence Bank	143,307	4,133
	Hanover Insurance Group Inc.	27,988	4,123
	FNB Corp.	275,524	3,885
	Essent Group Ltd.	84,578	3,391
	MGIC Investment Corp.	238,323	3,272
	Cullen/Frost Bankers Inc.	22,163	3,215
	Commerce Bancshares Inc.	42,843	3,210
*	Brighthouse Financial Inc.	56,406	3,144
	Associated Banc-Corp	118,084	2,905
	Synovus Financial Corp.	68,505	2,886
	Kemper Corp.	50,153	2,855
	FirstCash Holdings Inc.	29,925	2,809
	Interactive Brokers Group Inc. Class A	30,696	2,465
	Fulton Financial Corp.	131,508	2,445
	First American Financial Corp.	44,176	2,414
	Home BancShares Inc.	94,377	2,402
*	Texas Capital Bancshares Inc.	39,183	2,351
	International Bancshares Corp.	41,559	2,189
	Wintrust Financial Corp.	23,853	2,181
	Umpqua Holdings Corp.	107,421	2,177
	Bank OZK	46,297	2,137
	CNO Financial Group Inc.	89,861	2,110
	SEI Investments Co.	33,166	2,065
	Hancock Whitney Corp.	37,032	2,031
	Washington Federal Inc.	51,277	1,808
	Primerica Inc.	11,175	1,665
	Cathay General Bancorp	35,598	1,654
	RLI Corp.	12,677	1,649
	Bank of Hawaii Corp.	18,264	1,473
	Janus Henderson Group plc	56,066	1,418
	Federated Hermes Inc. Class B	35,142	1,334
			163,158
Health Care (6.8%)
*	Jazz Pharmaceuticals plc	49,229	7,724
*	Acadia Healthcare Co. Inc.	71,344	6,354
*	United Therapeutics Corp.	18,589	5,203
	Encompass Health Corp.	78,362	4,583
*	Envista Holdings Corp.	128,316	4,378
*	LHC Group Inc.	24,367	3,982
*	Haemonetics Corp.	40,302	3,438
	Perrigo Co. plc	105,731	3,408
	Chemed Corp.	5,033	2,617
*	Amedisys Inc.	25,479	2,321
*	Exelixis Inc.	118,800	2,029
	Patterson Cos. Inc.	68,032	1,935
*	Globus Medical Inc. Class A	24,193	1,788
*	NuVasive Inc.	40,795	1,584
*	Integra LifeSciences Holdings Corp.	27,923	1,534
*	HealthEquity Inc.	21,828	1,386
*	Lantheus Holdings Inc.	22,102	1,372
*	ICU Medical Inc.	8,354	1,330
*	Enovis Corp.	22,161	1,200
*	Neogen Corp.	71,588	1,185
*	LivaNova plc	16,896	936
*	Progyny Inc.	22,344	818

		Shares	Market Value ($000)
*	R1 RCM Inc.	45,468	411
*	Sotera Health Co.	18,551	155
			61,671
Industrials (19.6%)
	AECOM	109,691	9,324
	Knight-Swift Transportation Holdings Inc. Class A	126,195	6,995
	Owens Corning	75,586	6,715
	AGCO Corp.	48,630	6,454
	EMCOR Group Inc.	38,763	6,004
*	CACI International Inc. Class A	18,391	5,743
*	Sunrun Inc.	166,589	5,427
	Curtiss-Wright Corp.	30,156	5,327
	MDU Resources Group Inc.	159,735	5,030
	Hubbell Inc. Class B	19,395	4,927
	Science Applications International Corp.	43,734	4,816
	Oshkosh Corp.	51,349	4,728
	Woodward Inc.	47,252	4,527
*	Univar Solutions Inc.	131,003	4,340
	Timken Co.	52,500	3,989
	Regal Rexnord Corp.	30,284	3,971
	Hexcel Corp.	66,055	3,960
*	Stericycle Inc.	72,398	3,774
	Ryder System Inc.	40,212	3,759
*	Fluor Corp.	111,603	3,751
	Graco Inc.	53,134	3,718
	ManpowerGroup Inc.	40,638	3,557
*	XPO Logistics Inc.	90,357	3,490
*	Kirby Corp.	47,052	3,284
	Flowserve Corp.	102,661	3,219
	MSC Industrial Direct Co. Inc. Class A	37,182	3,191
	GATX Corp.	27,731	3,127
	Donaldson Co. Inc.	47,562	2,897
	Lincoln Electric Holdings Inc.	19,109	2,826
	Lennox International Inc.	10,636	2,770
	Terex Corp.	53,258	2,445
	ITT Inc.	28,583	2,416
	EnerSys	31,939	2,414
[1]	Watsco Inc.	8,868	2,385
*	Mercury Systems Inc.	45,298	2,302
	Brink's Co.	37,105	2,217
*	Middleby Corp.	15,236	2,197
	nVent Electric plc	53,625	2,146
*	MasTec Inc.	22,691	2,061
	Werner Enterprises Inc.	46,330	2,038
*	JetBlue Airways Corp.	254,339	2,025
	Crane Holdings Co.	19,104	2,024
	MSA Safety Inc.	14,153	1,996
	KBR Inc.	38,222	1,975
*	Clean Harbors Inc.	16,202	1,944
*	IAA Inc.	48,313	1,805
	Landstar System Inc.	10,010	1,731
*	RXO Inc.	90,190	1,714
	Kennametal Inc.	63,827	1,686
*	Dycom Industries Inc.	14,121	1,287
	Esab Corp.	23,848	1,129
			177,577

		Shares	Market Value ($000)
Information Technology (9.3%)
*	First Solar Inc.	31,925	5,508
*	Arrow Electronics Inc.	50,405	5,481
*	Fair Isaac Corp.	8,329	5,162
	Western Union Co.	302,919	4,441
	Jabil Inc.	60,506	4,368
*	Wolfspeed Inc.	43,702	3,973
	TD SYNNEX Corp.	33,127	3,389
	Avnet Inc.	74,369	3,359
*	WEX Inc.	19,773	3,344
	Belden Inc.	34,194	2,751
*	NCR Corp.	107,494	2,566
	Cognex Corp.	50,393	2,509
	Vontier Corp.	124,073	2,435
*	IPG Photonics Corp.	26,029	2,369
	Vishay Intertechnology Inc.	102,630	2,365
*	Euronet Worldwide Inc.	24,410	2,269
	Genpact Ltd.	45,051	2,077
*	Viasat Inc.	59,345	2,023
	National Instruments Corp.	48,799	2,002
*	Ciena Corp.	43,512	1,956
*	Coherent Corp.	52,932	1,941
*	Kyndryl Holdings Inc.	160,286	1,877
	Littelfuse Inc.	7,383	1,820
*	Cirrus Logic Inc.	22,828	1,705
	MKS Instruments Inc.	20,202	1,694
*	Lumentum Holdings Inc.	29,811	1,638
*	Novanta Inc.	9,775	1,542
	Xerox Holdings Corp.	87,822	1,432
	Amkor Technology Inc.	46,706	1,309
*	Envestnet Inc.	20,448	1,207
*	ACI Worldwide Inc.	47,644	996
*	CommVault Systems Inc.	12,255	809
*	Blackbaud Inc.	12,312	730
*	MACOM Technology Solutions Holdings Inc.	8,778	603
*	Semtech Corp.	16,865	518
			84,168
Materials (6.8%)
	Reliance Steel & Aluminum Co.	47,357	10,006
	RPM International Inc.	49,645	5,144
	United States Steel Corp.	186,323	4,899
	Sonoco Products Co.	76,582	4,700
	Commercial Metals Co.	94,644	4,658
	Alcoa Corp.	84,793	4,251
	Chemours Co.	121,842	3,783
	Silgan Holdings Inc.	65,791	3,480
	Cabot Corp.	44,217	3,255
	AptarGroup Inc.	27,711	2,941
	Westlake Corp.	27,132	2,921
	Ashland Inc.	22,296	2,494
	Royal Gold Inc.	20,625	2,317
	NewMarket Corp.	5,423	1,714
	Greif Inc. Class A	20,882	1,468
	Worthington Industries Inc.	23,666	1,343
	Sensient Technologies Corp.	14,247	1,064
*	Ingevity Corp.	12,973	1,016
			61,454

		Shares	Market Value ($000)
Real Estate (8.8%)
	STORE Capital Corp.	208,713	6,658
	Medical Properties Trust Inc.	470,473	6,173
	Omega Healthcare Investors Inc.	183,888	5,568
	Spirit Realty Capital Inc.	107,095	4,436
	Kite Realty Group Trust	172,115	3,924
	Kilroy Realty Corp.	82,619	3,571
	National Retail Properties Inc.	76,524	3,548
*	Jones Lang LaSalle Inc.	19,192	3,227
	Cousins Properties Inc.	118,964	3,138
	Healthcare Realty Trust Inc. Class A	152,458	3,130
	Physicians Realty Trust	177,827	2,655
	Highwoods Properties Inc.	82,645	2,463
	Brixmor Property Group Inc.	105,941	2,456
	Corporate Office Properties Trust	88,328	2,453
	EPR Properties	58,935	2,452
	Apartment Income REIT Corp. Class A	64,187	2,442
	Sabra Health Care REIT Inc.	181,452	2,342
	Lamar Advertising Co. Class A	23,264	2,330
	Park Hotels & Resorts Inc.	176,614	2,266
	Macerich Co.	168,714	2,143
[1]	SL Green Realty Corp.	50,501	2,119
	Pebblebrook Hotel Trust	103,162	1,718
	PotlatchDeltic Corp.	35,424	1,693
	Rayonier Inc.	45,972	1,649
	First Industrial Realty Trust Inc.	32,125	1,624
	JBG SMITH Properties	78,027	1,608
	Douglas Emmett Inc.	74,304	1,287
			79,073
Utilities (6.2%)
	UGI Corp.	164,437	6,356
	IDACORP Inc.	39,710	4,389
	OGE Energy Corp.	99,063	4,008
	New Jersey Resources Corp.	75,576	3,760
	ONE Gas Inc.	42,521	3,697
	Black Hills Corp.	51,114	3,661
	Hawaiian Electric Industries Inc.	85,979	3,532
	Portland General Electric Co.	70,095	3,451
	Essential Utilities Inc.	69,284	3,342
	Southwest Gas Holdings Inc.	48,417	3,315
	PNM Resources Inc.	67,414	3,303
	Spire Inc.	41,233	3,055
	ALLETE Inc.	44,829	2,968
	NorthWestern Corp.	44,106	2,576
	National Fuel Gas Co.	34,479	2,284
	Ormat Technologies Inc.	24,844	2,247
			55,944
Total Common Stocks (Cost $844,106)			899,723

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[2,3]	Vanguard Market Liquidity Fund (Cost $11,650)	3.877%	116,519	11,651
Total Investments (100.8%) (Cost $855,756)				911,374
Other Assets and Liabilities—Net (-0.8%)				(6,975)
Net Assets (100%)				904,399
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,456,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $7,838,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	December 2022	4	1,032	25

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Harley-Davidson Inc.	8/31/23	BANA	3,010	(3.776)	280	—
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
At November 30, 2022, the counterparties had deposited in segregated accounts cash of $40,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	899,723	—	—	899,723
Temporary Cash Investments	11,651	—	—	11,651
Total	911,374	—	—	911,374

Derivative Financial Instruments
Assets
Futures Contracts[1]	25	—	—	25
Swap Contracts	—	280	—	280
Total	25	280	—	305
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.